UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA GROWTH AND TAX STRATEGY FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                     USAA GROWTH and
                                TAX STRATEGY Fund

                                [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

          A n n u a l   R e p o r t

--------------------------------------------------------------------------------
          MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                        5

FINANCIAL INFORMATION

    Distributions to Shareholders                                13

    Independent Auditors' Report                                 14

    Portfolio of Investments                                     15

    Notes to Portfolio of Investments                            23

    Financial Statements                                         25

    Notes to Financial Statements                                28

DIRECTORS' INFORMATION                                           40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       ... ADHERE TO YOUR ASSET ALLOCATION
[PHOTO OF CHRISTOPHER W. CLAUS]         AND DIVERSIFICATION STRATEGY - AND
                                          WORK WITH SKILLED PROFESSIONALS
                                                 WHO CAN HELP ....

                                                       "
--------------------------------------------------------------------------------

                  Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                  Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                  That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                  Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                  While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                  A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                  At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                      5/31/03                   5/31/02
--------------------------------------------------------------------------------
Net Assets                        $186.9 Million             $205.1 Million
Net Asset Value Per Share             $13.99                     $14.23

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/03
--------------------------------------------------------------------------------
1 YEAR                5 YEARS           10 YEARS          30-DAY SEC YIELD
1.46%                  0.61%              5.97%                 1.95%


* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                  TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                             USAA
              S&P 500    GROWTH & TAX      LEHMAN BROTHERS      LIPPER BALANCED   LIPPER BALANCED   RUSSELL 1000
               INDEX     STRATEGY FUND   MUNICIPAL BOND INDEX    FUNDS AVERAGE      FUNDS INDEX     GROWTH INDEX
              -------    -------------   --------------------   ---------------   ---------------   ------------
 5/31/1993     $10000        $10000           $10000               $10000             $10000          10000
 6/30/1993      10029         10118            10167                10102              10106           9909
 7/31/1993       9989         10182            10180                10123              10147           9732
 8/31/1993      10367         10357            10392                10432              10453          10131
 9/30/1993      10287         10357            10511                10451              10476          10057
10/31/1993      10500         10518            10531                10553              10584          10336
11/30/1993      10400         10430            10438                10399              10414          10267
12/31/1993      10526         10604            10658                10574              10589          10444
 1/31/1994      10883         10821            10780                10829              10866          10686
 2/28/1994      10588         10596            10501                10622              10653          10490
 3/31/1994      10127         10236            10073                10238              10266           9983
 4/30/1994      10257         10337            10159                10272              10289          10029
 5/31/1994      10425         10370            10247                10313              10368          10181
 6/30/1994      10170         10337            10184                10131              10188           9880
 7/31/1994      10503         10515            10371                10358              10418          10217
 8/31/1994      10933         10727            10407                10624              10679          10786
 9/30/1994      10666         10575            10254                10422              10486          10640
10/31/1994      10905         10506            10072                10484              10519          10890
11/30/1994      10508         10247             9890                10235              10273          10541
12/31/1994      10664         10326            10108                10331              10372          10717
 1/31/1995      10940         10557            10397                10478              10501          10947
 2/28/1995      11366         10850            10699                10801              10807          11405
 3/31/1995      11701         11054            10822                10993              10998          11738
 4/30/1995      12046         11215            10835                11206              11204          11995
 5/31/1995      12526         11484            11180                11588              11563          12412
 6/30/1995      12817         11483            11083                11801              11768          12891
 7/31/1995      13242         11667            11187                12072              12017          13427
 8/31/1995      13275         11794            11329                12166              12111          13442
 9/30/1995      13834         12040            11401                12455              12400          14061
10/31/1995      13785         11994            11567                12429              12368          14071
11/30/1995      14389         12406            11759                12816              12753          14618
12/31/1995      14667         12670            11872                13004              12953          14702
 1/31/1996      15165         12865            11962                13242              13187          15193
 2/29/1996      15306         12920            11881                13281              13194          15471
 3/31/1996      15454         13031            11729                13330              13243          15491
 4/30/1996      15681         13031            11696                13449              13331          15899
 5/31/1996      16085         13161            11691                13620              13468          16454
 6/30/1996      16146         13255            11819                13639              13512          16476
 7/31/1996      15433         13077            11926                13245              13164          15511
 8/31/1996      15759         13203            11923                13490              13372          15911
 9/30/1996      16646         13560            12090                13990              13868          17070
10/31/1996      17105         13755            12226                14258              14162          17173
11/30/1996      18396         14213            12450                14919              14822          18462
12/31/1996      18032         14080            12398                14759              14644          18101
 1/31/1997      19158         14365            12421                15202              15097          19370
 2/28/1997      19308         14473            12535                15212              15153          19239
 3/31/1997      18516         14147            12368                14768              14713          18198
 4/30/1997      19621         14435            12471                15191              15155          19407
 5/31/1997      20820         15031            12659                15873              15775          20807
 6/30/1997      21746         15339            12794                16367              16298          21640
 7/31/1997      23476         15924            13148                17311              17227          23554
 8/31/1997      22162         15565            13025                16852              16681          22175
 9/30/1997      23375         16017            13180                17536              17346          23266
10/31/1997      22595         15965            13265                17236              17030          22406
11/30/1997      23640         16172            13343                17540              17343          23358
12/31/1997      24046         16355            13537                17808              17617          23620
 1/31/1998      24311         16471            13677                17900              17742          24326
 2/28/1998      26064         16977            13681                18668              18446          26156
 3/31/1998      27398         17441            13693                19224              19010          27198
 4/30/1998      27678         17409            13631                19351              19143          27575
 5/31/1998      27203         17324            13847                19115              18950          26792
 6/30/1998      28307         17483            13902                19388              19299          28433
 7/31/1998      28008         17241            13936                19112              19073          28245
 8/31/1998      23962         16171            14152                17361              17430          24006
 9/30/1998      25498         16807            14328                18142              18182          25850
10/31/1998      27569         17156            14328                18921              18862          27928
11/30/1998      29239         17777            14378                19645              19553          30052
12/31/1998      30923         18248            14414                20338              20274          32762
 1/31/1999      32215         18823            14586                20672              20598          34686
 2/28/1999      31214         18428            14522                20115              20103          33101
 3/31/1999      32463         18969            14542                20608              20600          34845
 4/30/1999      33720         19252            14578                21285              21274          34889
 5/31/1999      32924         18900            14494                20993              20946          33817
 6/30/1999      34747         19436            14285                21606              21525          36186
 7/31/1999      33666         19189            14337                21180              21123          35036
 8/31/1999      33500         19041            14222                20907              20901          35608
 9/30/1999      32582         18766            14228                20602              20633          34860
10/31/1999      34643         19433            14074                21207              21231          37493
11/30/1999      35348         19595            14224                21494              21459          39515
12/31/1999      37427         19939            14118                22205              22094          43625
 1/31/2000      35546         19545            14056                21612              21539          41580
 2/29/2000      34874         19824            14220                21674              21487          43612
 3/31/2000      38284         21144            14530                22927              22752          46734
 4/30/2000      37132         20642            14445                22483              22335          44510
 5/31/2000      36371         20153            14369                22227              22125          42269
 6/30/2000      37267         20608            14750                22646              22478          45472
 7/31/2000      36685         20455            14955                22598              22417          43577
 8/31/2000      38962         21160            15186                23716              23418          47522
 9/30/2000      36906         20092            15107                23176              22925          43027
10/31/2000      36749         20293            15272                23118              22905          40991
11/30/2000      33854         19666            15387                22180              22073          34949
12/31/2000      34020         19807            15767                22777              22622          33843
 1/31/2001      35226         19986            15924                23337              23102          36181
 2/28/2001      32016         19021            15974                22325              22205          30038
 3/31/2001      29989         18307            16117                21545              21488          26770
 4/30/2001      32318         18955            15943                22491              22390          30155
 5/31/2001      32535         19051            16114                22674              22589          29711
 6/30/2001      31743         18823            16222                22352              22243          29023
 7/31/2001      31431         18944            16463                22332              22227          28298
 8/31/2001      29465         18206            16734                21650              21595          25984
 9/30/2001      27086         17277            16678                20447              20557          23390
10/31/2001      27603         17643            16876                20884              20901          24617
11/30/2001      29719         18339            16734                21761              21733          26982
12/31/2001      29980         18161            16576                21927              21890          26931
 1/31/2002      29543         18223            16863                21720              21698          26455
 2/28/2002      28973         17989            17066                21501              21550          25357
 3/31/2002      30063         18272            16732                21993              22022          26234
 4/30/2002      28241         17642            17059                21470              21493          24093
 5/31/2002      28033         17604            17163                21382              21483          23510
 6/30/2002      26037         16850            17344                20381              20567          21336
 7/31/2002      24008         16589            17567                19371              19512          20163
 8/31/2002      24165         16738            17778                19573              19713          20223
 9/30/2002      21542         16219            18168                18377              18536          18125
10/31/2002      23436         16708            17867                19084              19308          19788
11/30/2002      24814         16909            17792                19831              20092          20863
12/31/2002      23357         16650            18168                19281              19550          19422
 1/31/2003      22746         16409            18122                19006              19257          18950
 2/28/2003      22404         16485            18375                18864              19113          18863
 3/31/2003      22621         16637            18386                18940              19191          19214
 4/30/2003      24483         17233            18507                19976              20229          20635
 5/31/2003      25772         17861            18941                20910              21124          21665

                                   [END CHART]

                  DATA FROM 5/31/93 THROUGH 5/31/03.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                  THE RUSSELL 1000 GROWTH INDEX REPLACED THE S&P 500 AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE EQUITY PORTION OF THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                  o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                  o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                  o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

                  o The Lipper Balanced Funds Average, an average performance level of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                  o The Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

CLIFFORD A. GLADSON, CFA                  SETH A. REICHER, CFA
    USAA Investment Management Company        Dresdner RCM Global Investors LLC
    (Tax-Exempt Bonds)                        (Blue Chip Stocks)

                                          JOAN L. HOWARD
                                              Dresdner RCM Global Investors LLC
                                              (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  The USAA Growth and Tax Strategy Fund had a total return of 1.46% for the year ended May 31, 2003. This compares to an average of -2.28% for the funds in the Lipper Balanced Funds category, -7.85% for the Russell 1000 Growth Index, and 10.36% for the Lehman Brothers Municipal Bond Index. During the period, income from your Fund's investments in municipal bonds dampened the volatility of the stock portfolio. As required by the federal tax code, we ended the period with a majority of assets in tax-exempt securities and, therefore, were able to pass the income from our municipal bond portfolio to you tax-free.

HOW DID MUNICIPAL BONDS PERFORM?

                  Yields from municipal bonds declined steadily throughout the reporting year, driving municipal bond prices higher. The yield on the Bond Buyer 40-Bond Index, the industry standard for long-term investment grade bonds, began the period at 5.37%, had fallen to 5.17% by November 30, 2002, and ended at 4.83% on May 31, 2003.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS. THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE MUNICIPAL BOND PORTION OF THE FUND POSITIONED?

                  We continued to purchase solid investment-grade municipal bonds with final maturities of between 15 years and 25 years. This strategy reflected our view that the economy's improvement would be slow and that inflation would remain under control. We are optimistic that the combination of tax cuts and stimulative monetary policy will help the economy gain traction. However, a lack of pricing power remains, so we still don't see inflation as a major threat; nor do we think the Federal Reserve Board will reverse course and begin raising rates anytime soon. Therefore, we're comfortable maintaining our strategy and are continuing to research and monitor carefully each bond that we own.

HOW WAS THE U.S. EQUITY PORTION OF THE FUND POSITIONED?

                  Since Dresdner RCM Global Investors LLC took over management of the Fund's equity portion on June 28, 2002, we have maintained a relatively defensive position, remaining underweight in the more cyclical areas of the economy and overweight in stable-growth areas. This is consistent with our view that the economy has not been growing fast enough to help cyclical companies generate the sustainable earnings growth necessary to justify their valuations. Although this stance has been slightly detrimental to recent performance, we're confident that our focus on quality and sustainable earnings growth is the right one for the long term.

WITH THE UNCERTAINTY OF THE WAR IN IRAQ BEHIND US, DO YOU THINK THAT THE ECONOMY WILL STRENGTHEN IN THE MONTHS AHEAD?

                  We believe economic activity is going to remain somewhat sluggish and well below the level we would expect to see in a normal recovery. While the uncertainty of war may have held

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  back some spending on the margin, we do not envision a robust pickup in spending. The good news is that many stocks have the potential for solid earnings growth and price appreciation, regardless of the strength of the recovery. We believe the kinds of companies in which we invest, those able to build earnings consistently and with strong financials and management, have the potential to outperform in a challenging environment.

CAN YOU GIVE US SOME EXAMPLES OF AREAS YOU'RE EMPHASIZING?

                  We are overweight in the pharmaceutical sector. The companies we own there have continued to grow in spite of patent expirations, delays in new product approvals, manufacturing plant inspection problems, and pricing pressures from state Medicaid programs and HMOs. The stocks are selling at historically low valuations relative to the market, but their outlook is improving: New products are addressing previously untreated diseases; the population is aging; there is a good chance of a prescription drug benefit in Medicare; and major patent expirations will affect fewer companies over the next several years. We are also focused on the more innovative sectors of the economy that are less dependent on economic cycles, such as biotechnology.

                  We will continue to work hard on your behalf and thank you for the confidence you've placed in us.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                             TAX-EXEMPT SECURITIES
                                TOP 5 HOLDINGS
                               (% of Net Assets)

Michigan - Hospital Finance Auth. RB, Series 1999A
   (Ascension Hospital)                                             4.0%

Wisconsin - Univ. of Wisconsin Hospitals and
   Clinics Auth. RB, Series 2000                                    3.8%

Texas - Lewisville RB, Series 1998B                                 3.4%

Connecticut - Mashantucket (Western) Pequot
   Tribe RB, Series 1997B                                           3.3%

Texas - Northwest Independent School
   District GO, Series 1997                                         3.0%

                               TOP 10 INDUSTRIES
                               (% of Net Assets)

Hospitals                                                          11.2%

Pharmaceuticals                                                     9.3%

Water/Sewer Utility                                                 6.3%

Escrowed Bonds                                                      4.8%

General Obligation Bonds                                            4.8%

Special Assessment/Tax/Fee Bonds                                    4.6%

Real Estate Tax/Fee Bonds                                           3.4%

Casinos & Gaming                                                    3.3%

Systems Software                                                    3.3%

Industrial Conglomerates                                            2.9%

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     TOP 5 EQUITY HOLDINGS
                       (% of Net Assets)

Pfizer, Inc.                                              3.8%

Microsoft Corp.                                           3.0%

General Electric Co.                                      2.5%

Johnson & Johnson, Inc.                                   1.9%

Wal-Mart Stores, Inc.                                     1.9%

                       ASSET ALLOCATION
                            5/31/03

                [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                         51.4%

Blue Chip Stocks                                         48.5%

Tax-Exempt Money Market Instruments                       2.4%

                        [END PIE CHART]

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH AND TAX STRATEGY FUND

                  The following federal tax information related to the Fund's fiscal year ended May 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                  100% of ordinary income distributions qualifies for the dividend-received deductions eligible to corporations.

14

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA GROWTH AND TAX STRATEGY FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA Growth and Tax Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                  In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth and Tax Strategy Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  July 11, 2003

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USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

PRINCIPAL                                                                               MARKET
   AMOUNT                                                    COUPON                      VALUE
    (000)     SECURITY                                         RATE      MATURITY        (000)
----------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (53.8%)

              TAX-EXEMPT BONDS (51.4%)

              ALABAMA (2.3%)
$   4,700     Baldwin County Health Care Auth. RB,
                 Series 1998                                   5.75%    4/01/2027      $ 4,245

              ARKANSAS (1.4%)
    2,500     Conway Health Facilities Board Hospital RB,
                 Series 1999A                                  6.40     8/01/2029        2,687

              CALIFORNIA (2.8%)
    5,000     Sacramento Municipal Utility District RB,
                 Series 2003R (INS) (d)                        5.00     8/15/2028        5,314

              CONNECTICUT (3.3%)
    6,000     Mashantucket (Western) Pequot Tribe RB,
                 Series 1997B (c)                              5.75     9/01/2027        6,239

              FLORIDA (0.7%)
    1,200     City of Port St. Lucie Utility System RB,
                 Series 2003 (INS)                             4.50     9/01/2028        1,214

              GEORGIA (2.7%)
    4,500     Atlanta Airport RB, Series 2000A (INS)           5.60     1/01/2030        4,971

              ILLINOIS (1.1%)
    5,500     Health Facilities Auth. RB, Series 1996
                 (Mercy Hospital)                              6.38     1/01/2015        2,026

              LOUISIANA (1.6%)
    2,500     Local Government Environmental Facilities
                 and Community Development Auth. RB,
                 Series 2000 (INS)                             6.55     9/01/2025        3,005

              MAINE (1.8%)
    3,000     Health and Higher Educational Facilities
                 Auth. RB, Series 2000C (INS)                  5.75     7/01/2030        3,331

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                   (continued)

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MAY 31, 2003

 PRINCIPAL                                                                              MARKET
    AMOUNT                                                    COUPON                     VALUE
     (000)    SECURITY                                          RATE       MATURITY      (000)
----------------------------------------------------------------------------------------------
              MICHIGAN (8.6%)
$    4,000    Detroit Sewage Disposal RB, Series 1999A (INS)    5.75%     7/01/2026    $ 4,790
     4,000    Hospital Finance Auth. RB, Series 1996            6.25     10/01/2027      3,903
     6,000    Hospital Finance Auth. RB, Series 1999A
                 (Ascension Hospital) (PRE)                     6.13     11/15/2026      7,398

              MONTANA (0.6%)
     1,000    Facility Finance Auth. RB, Series 2002
                 (Providence Services) (INS)                    4.75     12/01/2021      1,046

              NEW YORK (7.8%)
     4,000    Metropolitan Transportation Auth. RB,
                 Series 2000A                                   6.00      4/01/2030      4,854
     2,690    New York City GO, Series 2000A                    6.00      5/15/2020      2,971
     3,000    New York City Municipal Water Finance
                 Auth. RB, Series 2003E                         5.00      6/15/2034      3,137
     2,000    Urban Development Corp. RB, Series 2002C-1        5.00      3/15/2024      2,113
     1,500    Urban Development Corp. RB, Series 2002C-1        5.00      3/15/2025      1,579

              PENNSYLVANIA (0.9%)
     1,545    Philadelphia Gas Works RB, 14th Series (PRE)      6.38      7/01/2026      1,583

              RHODE ISLAND (0.1%)
       205    Housing and Mortgage Finance Corp. SFH RB,
                 Series 15-A                                    6.85     10/01/2024        212

              TEXAS (11.7%)
     3,410    Fort Worth Higher Education Finance Corp. RB,
                 Series 1997A                                   6.00     10/01/2016      3,447
     5,675    Lewisville RB, Series 1998B (INS)                 5.80      9/01/2025      6,399
    30,270    Northwest Independent School District GO,
                 Series 1997 (NBGA)                             6.38(b)   8/15/2032      5,557
     3,420    San Antonio Water System RB,
                 Series 2002A (INS)                             5.50      5/15/2018      3,904
     2,500    State Turnpike Auth. RB, First Tier,
                 Series A (INS)                                 5.00      8/15/2042      2,592

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

 PRINCIPAL                                                                              MARKET
    AMOUNT                                                     COUPON                    VALUE
     (000)     SECURITY                                          RATE      MATURITY      (000)
----------------------------------------------------------------------------------------------
               WISCONSIN (4.0%)
$      500     Muskego Norway School District GO (INS)           5.00%    4/01/2022   $    533
     6,030     Univ. of Wisconsin Hospitals and
                  Clinics Auth. RB, Series 2000 (INS)            6.13     4/01/2021      7,019
                                                                                      --------
               Total tax-exempt bonds (cost: $89,971)                                   96,069
                                                                                      --------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.4%)

               VARIABLE-RATE DEMAND NOTES (2.1%)(A)

               CALIFORNIA (1.3%)
     2,400     Association of Bay Area Governments
                  Finance Auth. RB, Series 2002 (LOC)            1.30    11/15/2031      2,400

               VIRGINIA (0.8%)
     1,600     Loudoun County IDA RB, Series 2003A               1.30     2/15/2038      1,600
                                                                                      --------
               Total variable-rate demand notes (cost: $4,000)                           4,000
                                                                                      --------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUND (0.3%)
   463,058     SSgA Tax Free Money Market Fund (cost: $463)      0.65(e)          -        463
                                                                                      --------
               Total tax-exempt money market instruments
                  (cost: $4,463)                                                         4,463
                                                                                      --------

               Total tax-exempt securities (cost: $94,434)                             100,532
                                                                                      --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              BLUE CHIP STOCKS (48.5%)

              AEROSPACE & DEFENSE (1.1%)
   11,500     Lockheed Martin Corp.                           $     534
   23,000     United Technologies Corp.                           1,570
                                                              ---------
                                                                  2,104
                                                              ---------

              AIR FREIGHT & LOGISTICS (0.6%)
   18,000     United Parcel Service, Inc. "B"                     1,124
                                                              ---------

              APPLICATION SOFTWARE (0.4%)
   32,000     PeopleSoft, Inc.*                                     524
    9,000     SAP AG ADR                                            256
                                                              ---------
                                                                    780
                                                              ---------

              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   25,000     Franklin Resources, Inc.                              934
                                                              ---------

              BIOTECHNOLOGY (1.7%)
   35,000     Amgen, Inc.*                                        2,265
    9,900     Genentech, Inc.*                                      620
    5,575     IDEC Pharmaceuticals Corp.*                           212
                                                              ---------
                                                                  3,097
                                                              ---------

              BREWERS (1.5%)
   54,000     Anheuser-Busch Companies, Inc.                      2,842
                                                              ---------

              COMMUNICATIONS EQUIPMENT (1.7%)
  131,500     Cisco Systems, Inc.*                                2,141
   23,000     Nokia Corp. ADR                                       415
   18,000     QUALCOMM, Inc.                                        604
                                                              ---------
                                                                  3,160
                                                              ---------

              COMPUTER HARDWARE (1.6%)
   65,000     Dell Computer Corp.*                                2,034
   11,500     IBM Corp.                                           1,012
                                                              ---------
                                                                  3,046
                                                              ---------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   28,000     Automatic Data Processing, Inc.                 $     977
                                                              ---------

              DEPARTMENT STORES (0.4%)
   13,000     Kohls Corp.*                                          681
                                                              ---------

              DRUG RETAIL (1.0%)
   60,000     Walgreen Co.                                        1,847
                                                              ---------

              FOOD DISTRIBUTORS (0.4%)
   22,000     Sysco Corp.                                           681
                                                              ---------

              FOOTWEAR (0.5%)
   16,150     Nike, Inc. "B"                                        904
                                                              ---------

              HEALTH CARE DISTRIBUTORS (1.2%)
   11,000     AmerisourceBergen Corp.                               689
   28,000     Cardinal Health, Inc.                               1,616
                                                              ---------
                                                                  2,305
                                                              ---------

              HEALTH CARE EQUIPMENT (1.3%)
   10,600     Boston Scientific Corp.*                              552
   28,000     Medtronic, Inc.                                     1,364
    6,900     Stryker Corp.                                         465
                                                              ---------
                                                                  2,381
                                                              ---------

              HOME ENTERTAINMENT SOFTWARE (0.6%)
   16,000     Electronic Arts, Inc.*                              1,097
                                                              ---------

              HOME IMPROVEMENT RETAIL (0.8%)
   26,000     Home Depot, Inc.                                      845
   17,500     Lowe's Companies, Inc.                                739
                                                              ---------
                                                                  1,584
                                                              ---------
              HOUSEHOLD PRODUCTS (2.2%)
   39,500     Colgate-Palmolive Corp.                             2,355
   18,500     Procter & Gamble Co.                                1,699
                                                              ---------
                                                                  4,054
                                                              ---------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (2.4%)
   24,100     Costco Wholesale Corp.*                         $     893
   69,000     Wal-Mart Stores, Inc.                               3,630
                                                              ---------
                                                                  4,523
                                                              ---------

              INDUSTRIAL CONGLOMERATES (2.9%)
    6,700     3M Co.                                                847
  160,000     General Electric Co.                                4,592
                                                              ---------
                                                                  5,439
                                                              ---------

              INDUSTRIAL MACHINERY (0.1%)
    2,050     Danaher Corp.                                         137
                                                              ---------

              INSURANCE BROKERS (0.6%)
   20,500     Marsh & McLennan Companies, Inc.                    1,028
                                                              ---------

              INTEGRATED OIL & GAS (0.5%)
   12,000     BP plc ADR                                            503
   10,000     Exxon Mobil Corp.                                     364
                                                              ---------
                                                                    867
                                                              ---------

              INVESTMENT BANKING & BROKERAGE (0.3%)
   14,000     Merrill Lynch & Co., Inc.                             606
                                                              ---------

              IT CONSULTING & OTHER SERVICES (0.3%)
   33,000     Accenture Ltd. "A"*                                   578
                                                              ---------

              LEISURE PRODUCTS (0.5%)
   39,000     Mattel, Inc.                                          839
                                                              ---------

              MANAGED HEALTH CARE (0.4%)
    9,200     Wellpoint Health Networks, Inc.*                      785
                                                              ---------

              MOVIES & ENTERTAINMENT (0.6%)
   25,000     Viacom, Inc. "B"*                                   1,138
                                                              ---------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.5%)
    9,100     American International Group, Inc.              $     527
    9,800     Hartford Financial Services Group                     457
                                                              ---------
                                                                    984
                                                              ---------

              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   35,000     Baker Hughes, Inc.                                  1,157
                                                              ---------

              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    4,000     Anadarko Petroleum Corp.                              197
    9,400     Burlington Resources, Inc.                            501
                                                              ---------
                                                                    698
                                                              ---------

              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   22,000     Citigroup, Inc.                                       902
                                                              ---------

              PACKAGED FOODS & MEAT (0.1%)
    6,050     Kraft Foods, Inc. "A"                                 196
                                                              ---------

              PERSONAL PRODUCTS (0.3%)
   18,000     Gillette Co.                                          605
                                                              ---------

              PHARMACEUTICALS (9.3%)
   17,000     Abbott Laboratories                                   757
   65,000     Johnson & Johnson, Inc.                             3,533
   31,000     Merck & Co., Inc.                                   1,723
  229,000     Pfizer, Inc.                                        7,104
   22,000     Teva Pharmaceutical Industries Ltd. ADR             1,115
   72,000     Wyeth                                               3,157
                                                              ---------
                                                                 17,389
                                                              ---------

              RESTAURANTS (0.4%)
   32,000     Starbucks Corp.*                                      789
                                                              ---------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              SEMICONDUCTORS (1.8%)
  120,000     Intel Corp.                                     $   2,501
   24,000     Maxim Integrated Products, Inc.                       941
                                                              ---------
                                                                  3,442
                                                              ---------

              SOFT DRINKS (2.6%)
   30,000     Coca-Cola Co.                                       1,367
   32,000     Coca-Cola Enterprises, Inc.                           600
   64,000     PepsiCo, Inc.                                       2,829
                                                              ---------
                                                                  4,796
                                                              ---------

              SYSTEMS SOFTWARE (3.3%)
  224,600     Microsoft Corp.                                     5,527
   24,900     VERITAS Software Corp.*                               691
                                                              ---------
                                                                  6,218
                                                              ---------

              THRIFTS & MORTGAGE FINANCE (1.5%)
   39,000     Fannie Mae                                          2,886
                                                              ---------

              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   49,000     Vodafone Group plc ADR                              1,074
                                                              ---------
              Total blue chip stocks (cost: $75,318)             90,674
                                                              ---------

              TOTAL INVESTMENTS (COST: $169,752)              $ 191,206
                                                              =========

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           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentage of the investments to net assets and, in total, may not equal 100%.

                  ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          GO      General Obligation
          IDA     Industrial Development Authority
          RB      Revenue Bond
          SFH     Single-Family Housing

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

          (PRE)   Prerefunded to a date prior to maturity.
          (LOC)   Enhanced by a bank letter of credit.
          (NBGA)  Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA, Inc.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

          (b) Zero-coupon security - the rate represents the effective yield at date of purchase.

          (c) Restricted security - not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Trustees.

          (d) At May 31, 2003, the cost of securities purchased on a when-issued basis was $5,278,000.

          (e) Rate represents the money market fund annualized seven-day yield at May 31, 2003.

          *   Non-income-producing security for the year ended May 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

ASSETS

  Investments in securities, at market value (identified cost of $169,752)    $191,206
  Cash                                                                              79
  Receivables:
     Capital shares sold                                                            65
     Dividends and interest                                                      1,221
     Securities sold                                                               294
                                                                              --------
          Total assets                                                         192,865
                                                                              --------

LIABILITIES

  Securities purchased (when-issued of $5,278)                                   5,743
  Capital shares redeemed                                                           39
  USAA Investment Management Company                                                78
  USAA Transfer Agency Company                                                      17
  Accounts payable and accrued expenses                                             59
                                                                              --------
          Total liabilities                                                      5,936
                                                                              --------
               Net assets applicable to capital shares outstanding            $186,929
                                                                              ========

NET ASSETS CONSIST OF:

  Paid-in capital                                                             $166,818
  Accumulated undistributed net investment income                                  628
  Accumulated net realized loss on investments                                  (1,971)
  Net unrealized appreciation of investments                                    21,454
                                                                              --------
          Net assets applicable to capital shares outstanding                 $186,929
                                                                              ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                               13,358
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  13.99
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $5)        $  1,004
     Interest                                                  5,572
                                                            --------
         Total income                                          6,576
                                                            --------
  Expenses:
     Management fees                                             935
     Administrative and servicing fees                           276
     Transfer agent's fees                                       222
     Custodian's fees                                             79
     Postage                                                      24
     Shareholder reporting fees                                   57
     Trustees' fees                                                7
     Registration fees                                            30
     Professional fees                                            46
     Other                                                         3
                                                            --------
         Total expenses                                        1,679
     Expenses paid indirectly                                    (13)
                                                            --------
         Net expenses                                          1,666
                                                            --------
              Net investment income                            4,910
                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized gain on investments                        13,571
      Change in net unrealized appreciation/depreciation     (16,923)
                                                            --------
               Net realized and unrealized loss               (3,352)
                                                            --------
Increase in net assets resulting from operations            $  1,558
                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEARS ENDED MAY 31,

                                                               2003           2002
                                                          ------------------------
FROM OPERATIONS

   Net investment income                                  $   4,910     $    6,078
   Net realized gain (loss) on investments                   13,571         (9,859)
   Change in net unrealized appreciation/depreciation
      of investments                                        (16,923)       (13,873)
                                                          ------------------------
          Increase (decrease) in net assets resulting
             from operations                                  1,558        (17,654)
                                                          ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     (5,163)        (6,590)
                                                          ------------------------
   Net realized gains                                          (627)             -
                                                          ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  6,711          9,312
   Shares issued for dividends reinvested                     5,175          5,881
   Cost of shares redeemed                                  (25,833)       (24,654)
                                                          ------------------------
      Decrease in net assets from
         capital share transactions                         (13,947)        (9,461)
                                                          ------------------------
Net decrease in net assets                                  (18,179)       (33,705)

NET ASSETS

   Beginning of period                                      205,108        238,813
                                                          ------------------------
   End of period                                          $ 186,929     $  205,108
                                                          ========================
Accumulated undistributed net investment income
   End of period                                          $     628     $    1,004
                                                          ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  502            623
   Shares issued for dividends reinvested                       390            399
   Shares redeemed                                           (1,946)        (1,657)
                                                          ------------------------
      Decrease in shares outstanding                         (1,054)          (635)
                                                          ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                  2. Over-the-counter equity securities are generally priced using the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                  3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                  4. Other debt and government securities are valued each
                     business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                     securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                  5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, and if applicable, in consultation with the Fund's investment subadviser, under valuation procedures approved by the Trust's Board of Trustees.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

               D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting

30

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                  records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                  1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                  2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                  Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                  Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

               E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                  commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $13,000.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

               F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                  payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, net outstanding when-issued commitments for the Fund were $5,278,000.

               G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate

32

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

          plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $13,000, decrease accumulated undistributed net investment income by $123,000, and decrease accumulated net realized loss on investments by $110,000. This reclassification has no effect on net assets.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

          The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                         2003               2002
                                                  ------------------------------
          Ordinary income*                        $   902,000       $  1,264,000

          Tax-exempt income                         4,384,000          5,326,000

          Long-term realized capital gains            504,000                  -


          * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

          For the fiscal year ended May 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

          As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed tax-exempt income                         $     628,000

          Accumulated capital and other losses                       (1,935,000)

          Unrealized appreciation                                    21,417,000


          Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred capital loss for federal income tax purposes of $1,935,000, which will be recognized for tax purposes on the first day of the following fiscal year.

34

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $93,469,000 and $109,712,000, respectively.

          The cost of securities at May 31, 2003, for federal income tax purposes, was $169,789,000.

          Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $26,620,000 and $5,203,000, respectively, resulting in net unrealized appreciation of $21,417,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of May 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                  ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%

+/- 0.51% to 1.00%                +/- 0.05%

+/- 1.01% and greater             +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

                  For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $935,000, which included a performance adjustment of $16,000.

               B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Dresdner RCM Global Investors LLC (Dresdner), under which Dresdner directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner a subadvisory fee.

               C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $276,000.

               D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $222,000.

               E. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended May 31, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, tax-exempt securities transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                                                            NET REALIZED
                                                                             COST TO            GAIN
                       SELLER                         PURCHASER             PURCHASER         TO SELLER
          ----------------------------------------------------------------------------------------------
          USAA Growth and Tax Strategy Fund    USAA Long-Term Fund          $2,079,000         $96,000

          USAA Growth and Tax Strategy Fund    USAA California Bond Fund     4,053,000          99,000

          USAA Growth and Tax Strategy Fund    USAA New York Bond Fund       2,479,000          27,000

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED MAY 31,
                                               ---------------------------------------------------------------------------
                                                     2003             2002             2001             2000          1999
                                               ---------------------------------------------------------------------------
Net asset value at
   beginning of period                         $    14.23       $    15.87       $    17.28       $    16.66    $    16.31
                                               ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .35              .41              .49              .48           .47
   Net realized and unrealized gain (loss)           (.17)           (1.60)           (1.42)             .61           .96
                                               ---------------------------------------------------------------------------
Total from investment operations                      .18            (1.19)            (.93)            1.09          1.43
                                               ---------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.37)            (.45)            (.48)            (.47)         (.48)
   From realized capital gains                       (.05)               -                -                -          (.60)
                                               ---------------------------------------------------------------------------
Total distributions                                  (.42)            (.45)            (.48)            (.47)        (1.08)
                                               ---------------------------------------------------------------------------
Net asset value at end of period               $    13.99       $    14.23       $    15.87       $    17.28    $    16.66
                                               ===========================================================================
Total return (%)*                                    1.46            (7.59)           (5.47)            6.62          9.10
Net assets at end of period (000)              $  186,929       $  205,108       $  238,813       $  263,592    $  252,442
Ratio of expenses to average net assets (%)**         .91(a)           .83(a)           .70(a)           .71           .69
Ratio of net investment income to average
   net assets (%)**                                  2.67             2.75             2.91             2.80          2.89
Portfolio turnover (%)                              52.38            31.81            35.69            66.43         63.42

  *  Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 **  For the year ended May 31, 2003, average net assets were $183,748,000.
(a)  Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                        -             (.02%)           (.01%)            N/A           N/A

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2003

(10) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on January 11, 1989. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

40

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS(2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS(2)
                  Director, President, and Vice Chairman of the Board of
                     Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                  BARBARA B. DREEBEN(3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D.(3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR(3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D.(3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER(2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

44

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                         INFORMATION

INTERESTED OFFICERS(1)

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

            TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

      ADMINISTRATOR,      USAA Investment Management Company
 INVESTMENT ADVISER,      P.O. Box 659453
        UNDERWRITER,      San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday-Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges, or redemptions
        MUTUAL FUNDS      1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23403-0703                                   (C)2003, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.